COMBINED AND CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Current Assets:
Cash and cash equivalents	¥ 718,478	$ 101,468	¥ 89,960
Restricted cash	5,673	801	13,861
Short-term investments	76,450	10,797
Accounts receivable, net of allowance for doubtful accounts of RMB460 and RMB3,273 as of March 31, 2019 and 2020, respectively	60,370	8,526	29,372
Inventories	145,553	20,556	220,151
Advances to suppliers	32,628	4,608	42,145
Prepaid expenses and other current assets	37,312	5,269	32,969
Total current assets	1,076,464	152,025	428,458
Property and equipment, net	183,404	25,902	146,071
Intangible assets, net	82,567	11,661	104,457
Goodwill	1,002	142	1,002
Long-term investments	87,636	12,377	7,600
Other non-current assets	2,978	421	1,702
TOTAL ASSETS	1,434,051	202,528	689,290
Current liabilities:
Accounts payable	104,822	14,804	78,061
Notes payable	10,698	1,511	30,645
Accrued salary and benefits	68,601	9,688	58,917
Accrued expenses and other current liabilities	30,042	4,243	24,039
Amounts due to related parties	18,097	2,556	574,859
Dividend payable			115
Income tax payable	1,662	235	1,674
Total current liabilities	233,922	33,037	768,310
Deferred income	10,033	1,417
Other non-current liabilities	12,334	1,742	12,826
Total liabilities	256,289	36,196	781,136
Commitments and contingencies (Note 17)
Shareholders' (deficit) equity:
Additional paid-in capital	1,504,848	212,525	701,041
Subscription receivable			(558,996)
Accumulated deficit	(325,126)	(45,916)	(232,635)
Accumulated other comprehensive income	4,598	649
Total Ruhnn Holding Limited shareholders' (deficit) equity	1,184,320	167,258	(90,590)
Non-controlling interest	(6,558)	(926)	(1,256)
Total shareholders' (deficit) equity	1,177,762	166,332	(91,846)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	¥ 1,434,051	$ 202,528	¥ 689,290